Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
Interest		$ 345	$ 336	$ 346
Less capitalized interest		(12)	(8)	(5)
Interest payments (net of amounts capitalized)		333	328	341
Federal		(114)		135
State		20	20	43
Total amount in lieu of income taxes		(94)	20	178
Noncash Sharyland Asset Exchange costs		383
Noncash construction expenditures	[1]	$ 129	$ 122	$ 56

[1]	Represents end-of-period accruals.